2. Summary of Significant Accounting Policies: (d) Inventories (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(d) Inventories

(d) Inventories

Inventories are stated at the lower of cost or net realizable value (market value). The cost of raw materials is determined on the basis of weighted average. The cost of finished goods is determined on the weighted average basis and comprises direct materials, direct labor and an appropriate proportion of overhead.

Net realizable value is based on estimated selling prices less any further costs expected to be incurred for completion and selling expense.